Operating expenses - Share-based payments (Details) shares in Millions, Options in Millions, EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) Y Options EquityInstruments shares	Dec. 31, 2017 GBP (£) Y Options EquityInstruments shares	Dec. 31, 2016 GBP (£) Y Options EquityInstruments shares
Sharesave
Average exercise price
At 1 January	£ 2.38	£ 2.46	£ 2.87
Granted	1.89	2.27	1.68
Exercised	2.44	2.46	2.37
Cancelled	2.46	2.49	3.02
At 31 December	£ 2.18	£ 2.38	£ 2.46
Shares under option
At 1 January	60,000,000	56.0	56.0
Granted	28,000,000	21,000,000	17.0
Exercised	(4,000,000)	(3,000,000)
Cancelled	(9,000,000)	(14,000,000)	(17.0)
At 31 December	75,000,000	60,000,000	56.0
Options exercisable, vesting period	6 months
Options exercisable | Options	4.9	3.7	8.1
Weighted average share price at the date of exercise of options	£ 2.13	£ 2.77	£ 1.78
Remaining average contractual life | Y	2.9	2.9	2.9
Fair value of options granted	£ 21,000,000	£ 21,000,000	£ 18,000,000
Sharesave | Minimum
Shares under option
Exercise price	1.68	1.68	1.68
Sharesave | Maximum
Shares under option
Exercise price	3.43	4.34	4.34
Deferred performance awards
Value at grant
At 1 January	264,000,000	296,000,000	276,000,000
Granted	156,000,000	152,000,000	170,000,000
Forfeited	(21,000,000)	(11,000,000)	(19,000,000)
Vested	(166,000,000)	(173,000,000)	(131,000,000)
At 31 December	£ 233,000,000	£ 264,000,000	£ 296,000,000
Shares awarded
At 1 January (in shares)	101	102,000,000	80,000,000
Granted (in shares)	59	63,000,000	75,000,000
Forfeited (in shares)	(8)	(4,000,000)	(7,000,000)
Vested/exercised (in shares)	(60)	(60,000,000)	(46,000,000)
At 31 December (in shares)	92	101	102,000,000
Long-term incentives
Value at grant
At 1 January	£ 102,000,000	£ 119,000,000	£ 153,000,000
Granted	12,000,000	35,000,000	37,000,000
Vested	(5,000,000)	(22,000,000)	(39,000,000)
Lapsed	(24,000,000)	(30,000,000)	(32,000,000)
At 31 December	£ 85,000,000	£ 102,000,000	£ 119,000,000
Shares awarded
At 1 January (in shares) | EquityInstruments	37	38	44
Granted (in shares) | EquityInstruments	5	15	16
Vested/exercised (in shares) | EquityInstruments	(2)	(7)	(12)
Lapsed (in shares) | EquityInstruments	(8)	(9)	(10)
At 31 December (in shares) | EquityInstruments	32	37	38
Options over shares
At 1 January (in shares) | shares	2	4	5
Lapsed (in shares) | shares		(2)	(1)
At 31 December (in shares) | shares	2	2	4
Market value of awards vested and exercised	£ 5,000,000	£ 22,000,000	£ 40,000,000
Vested options over shares exercisable | shares	2	2	4